Accumulated Other Comprehensive Income (Loss) (Details) - Schedule of Accumulated Balances Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accumulated Balances Other Comprehensive Income (Loss) [Line Items]
Balance	$ (17,424)
Other comprehensive income before reclassifications	7,206
Amounts reclassified from accumulated other comprehensive income	3,008
Total other comprehensive income (loss), net of tax	10,214	$ (17,995)	$ (2,162)
Balance	(7,210)	(17,424)
Unrealized Gains (losses) on marketable securities [Member]
Schedule of Accumulated Balances Other Comprehensive Income (Loss) [Line Items]
Balance	(17,424)
Other comprehensive income before reclassifications	8,686
Amounts reclassified from accumulated other comprehensive income	134
Total other comprehensive income (loss), net of tax	8,820
Balance	(8,604)	(17,424)
Unrealized Gains (losses) on cash flow hedges [Member]
Schedule of Accumulated Balances Other Comprehensive Income (Loss) [Line Items]
Balance	(800)
Other comprehensive income before reclassifications	(1,480)
Amounts reclassified from accumulated other comprehensive income	2,874
Total other comprehensive income (loss), net of tax	1,394
Balance	594	(800)
Foreign currency translation adjustment [Member]
Schedule of Accumulated Balances Other Comprehensive Income (Loss) [Line Items]
Balance	800
Other comprehensive income before reclassifications
Amounts reclassified from accumulated other comprehensive income
Total other comprehensive income (loss), net of tax
Balance	$ 800	$ 800